FAIR VALUE MEASUREMENTS - Summary Of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Details) - Level 3 [Member] - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair vale determined per warrant	$ 0.2	$ 0.53
Expected volatility	140.00%	95.00%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	1 year 9 months 18 days	2 years 3 months 18 days
Risk-free rate	4.80%	4.20%